Basis of preparation and changes to the Company's accounting policies - Functional and reporting currency (Details) - SFr / $	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Functional and reporting currency
Closing rate, USD 1	0.909	0.908	0.909	0.908	0.851
Weighted average exchange rate, USD 1	0.914	0.908	0.898	0.921	0.908